Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarised financial information of subsidiaries with material non controlling interests
Revenue	¥ 682,587	¥ 670,091	¥ 645,593
(Loss)/profit before income tax	(55,058)	(94,173)	(681,314)
Income tax (expense)/credit	15,136	18,067	11,798
(Loss)/profit and total comprehensive (loss)/income for the year	(42,210)	(70,807)	(668,942)
Total comprehensive (loss)/income allocated to noncontrolling interests	(2,490)	141	(82,897)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
Summarised financial information of subsidiaries with material non controlling interests
Revenue	36,952	32,679	21,561
(Loss)/profit before income tax	6,252	4,261	(8,222)
Income tax (expense)/credit	(1,563)	1,049	297
(Loss)/profit and total comprehensive (loss)/income for the year	4,689	3,212	(7,925)
Total comprehensive (loss)/income allocated to noncontrolling interests	1,524	1,044	(2,734)
Dividend paid to noncontrolling interests	2,685		1,116
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.
Summarised financial information of subsidiaries with material non controlling interests
Revenue	44,422	41,585	21,674
(Loss)/profit before income tax	(7,031)	(3,213)	(25,217)
Income tax (expense)/credit	1,758	(803)	1,347
(Loss)/profit and total comprehensive (loss)/income for the year	(5,273)	(2,410)	(23,870)
Total comprehensive (loss)/income allocated to noncontrolling interests	(1,055)	(482)	(4,737)
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
Summarised financial information of subsidiaries with material non controlling interests
Revenue	51,431	37,106	28,251
(Loss)/profit before income tax	(2,776)	3,871	(19,411)
Income tax (expense)/credit	1,068	968	2,586
(Loss)/profit and total comprehensive (loss)/income for the year	(1,708)	2,903	(16,825)
Total comprehensive (loss)/income allocated to noncontrolling interests	(102)	174	(1,851)
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.
Summarised financial information of subsidiaries with material non controlling interests
Revenue	32,421	30,474	24,134
(Loss)/profit before income tax	(5,369)	(2,946)	(10,966)
Income tax (expense)/credit	1,342	(688)	(84)
(Loss)/profit and total comprehensive (loss)/income for the year	(4,027)	(2,258)	(11,050)
Total comprehensive (loss)/income allocated to noncontrolling interests	(523)	(294)	(1,436)
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
Summarised financial information of subsidiaries with material non controlling interests
Revenue	28,874	36,763	15,295
(Loss)/profit before income tax	(8,099)	2,018	(21,773)
Income tax (expense)/credit	2,378	505	1,795
(Loss)/profit and total comprehensive (loss)/income for the year	(5,721)	1,513	(19,978)
Total comprehensive (loss)/income allocated to noncontrolling interests	¥ (286)	¥ 166	¥ (2,198)